Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–154.72%(a)
Pennsylvania–143.34%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$2,000	$1,913,960
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	3,865	3,873,564
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	1,320	1,325,278
Series 2021 A, RB (INS - AGI)(b)(c)	4.00%	01/01/2056	3,000	2,620,263
Series 2023 A, RB (INS - AGI)(b)(c)	5.50%	01/01/2053	4,000	4,183,662
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	2,750	2,759,949
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.58%	02/01/2037	985	984,410
Allegheny (County of), PA Sanitary Authority;
Series 2018, RB	4.00%	06/01/2048	2,100	2,006,050
Series 2022, RB	5.75%	06/01/2052	1,750	1,901,420
Allegheny County Sanitary Authority; Series 2025, RB(e)	5.25%	12/01/2058	7,000	7,449,397
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2024, RB(f)	5.00%	05/01/2042	2,930	3,002,249
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(f)	6.25%	05/01/2042	1,750	1,766,072
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2047	1,200	1,171,346
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	993,736
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $3,733,750)(g)	5.00%	12/01/2051	3,625	2,823,165
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,130,554
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,302,870
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds);
Series 2019, RB	5.00%	12/01/2044	3,690	3,821,949
Series 2019, RB	4.00%	12/01/2049	1,650	1,519,437
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,240,388
City of Philadelphia PA Water & Wastewater Revenue; Series 2025, RB (INS - AGI)(c)(e)	5.50%	09/01/2053	2,500	2,703,214
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	150	105,716
Series 2020 A, GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2038	1,450	826,353
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2033	275	202,449
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(h)	0.00%	10/01/2034	550	387,625
Series 2020 C, Ref. GO Notes (INS - BAM)(c)(h)	0.00%	10/01/2033	360	265,024
Commonwealth Financing Authority;
Series 2018, RB(e)(i)	5.00%	06/01/2031	3,500	3,671,948
Series 2018, RB(e)(i)	5.00%	06/01/2032	2,000	2,098,734
Series 2018, RB(e)(i)	5.00%	06/01/2033	2,000	2,094,129
Series 2018-XX1080, Revenue Ctfs.(e)(i)	5.00%	06/01/2035	3,045	3,175,403
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	1,590	1,590,506
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,573,262
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	2,500	2,907,379
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	3,000	2,678,405
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2030	1,420	1,420,749
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	5.00%	05/01/2047	480	451,454
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2019, RB	5.00%	12/01/2049	510	458,956
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,787,873
Lancaster (City of), PA Municipal Authority (Garden Spot Village); Series 2024, RB	5.00%	05/01/2059	1,160	1,127,080
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	$770	$772,420
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,498,157
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,697,853
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,087,037
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	4,215	4,260,477
Lancaster School District; Series 2020, GO Bonds (INS - AGI)(c)	4.00%	06/01/2036	1,275	1,294,496
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	750	612,865
Series 2021, Ref. RB	4.00%	03/01/2051	265	209,574
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	7,395	6,508,385
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	1,225	1,299,323
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2049	5,075	5,123,654
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(c)	5.00%	10/01/2050	2,400	2,488,945
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	502,040
Series 2022 A, RB	4.50%	01/01/2045	450	415,640
Montgomery (County of), PA (River Pionte); Series 2023, RB(f)	6.50%	09/01/2043	1,700	1,735,997
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	2,460	2,419,713
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	3,000	2,912,423
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	3,550	3,195,552
Series 2022, Ref. RB	4.00%	05/01/2056	5,755	4,821,338
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,326,082
Series 2020 C, RB	4.00%	11/15/2043	200	180,447
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	978,264
Series 2021, Ref. RB	4.00%	10/01/2046	625	549,143
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	2,840	2,805,343
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	988,204
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,180,697
Series 2016, Ref. RB	5.00%	08/15/2046	625	626,659
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	495,795
Series 2019, Ref. RB	5.00%	11/01/2044	950	867,598
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	919,461
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	959,650
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,541,561
Series 2025, Ref. RB(b)(f)(j)	5.45%	03/27/2035	1,000	1,069,153
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,365,936
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	1,400	1,424,029
Series 2022, RB (INS - AGI)(b)(c)	5.00%	12/31/2057	5,000	5,089,503
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	2,640	2,650,030
Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,753,863
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	413,091
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	$1,050	$994,865
Series 2021, Ref. RB	4.00%	07/01/2046	2,180	1,901,098
Series 2023, RB	5.25%	07/01/2049	710	714,072
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	2,470	2,207,877
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	3,500	3,193,740
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	1,900	1,875,383
Series 2023 B, RB(b)	5.00%	06/01/2050	500	486,967
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2025, RB(e)	4.25%	02/15/2055	2,500	2,387,427
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	2,570	1,791,396
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024, VRD RB (LOC - PNC Bank N.A.)(k)(l)	1.40%	11/01/2061	1,600	1,600,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	4.00%	08/15/2044	5,810	5,481,790
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	796	843,347
Series 2023 143-A, RB	5.30%	04/01/2044	4,000	4,212,345
Series 2024-145A, RB	6.00%	10/01/2054	1,450	1,570,526
Series 2024-146A, RB	6.25%	10/01/2054	1,960	2,145,236
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,072,590
Series 2009 C, RB (INS - AGI)(c)	6.25%	06/01/2033	5,840	5,937,271
Series 2009 E, RB	6.38%	12/01/2038	720	758,984
Series 2017 A, RB(e)(i)	5.50%	12/01/2042	10,000	10,184,527
Series 2017 B-1, RB	5.25%	06/01/2047	2,370	2,406,428
Series 2018 A-2, RB	5.00%	12/01/2043	2,500	2,576,051
Series 2019 A, RB	5.00%	12/01/2049	5,000	5,170,820
Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,118,846
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(d)(j)	3.64%	07/15/2026	2,000	1,997,951
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,110,962
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	4,031,700
Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,061,830
Series 2020 A, RB	5.00%	11/01/2050	5,000	5,161,070
Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,320,909
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,000	887,985
Series 2021, Ref. RB (INS - AGI)(b)(c)	4.00%	07/01/2039	1,000	997,194
Series 2024 C, RB (INS - AGI)(c)(e)	5.25%	09/01/2049	7,500	8,084,188
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(e)	5.25%	07/01/2049	3,000	3,199,240
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, VRD RB(k)	1.40%	07/01/2054	500	500,000
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	890,156
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	1,876,562
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2024, Ref. RB(f)	6.00%	05/01/2030	2,260	2,141,383
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	280	289,711
Series 2020, RB	5.00%	08/01/2040	620	630,353
Series 2020, RB	5.00%	08/01/2050	1,775	1,762,640
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,501,941
Philadelphia (City of), PA Authority for Industrial Development (Rebuild); Series 2025 A, RB	5.00%	12/01/2044	2,200	2,376,617
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(f)	5.00%	06/15/2039	$615	$621,859
Series 2024, Ref. RB(f)	5.00%	06/15/2043	500	488,516
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,067,992
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	1,700	1,566,039
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	986,611
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,025	2,925,767
Philadelphia (City of), PA Parking Authority (The); Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	1,345	1,347,737
Philadelphia School District (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,450	1,484,734
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2037	1,500	1,527,720
Series 2017, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2038	1,500	1,526,459
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	1,000	1,018,812
Series 2025 A, Ref. RB	4.38%	11/01/2055	1,000	915,295
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,170,198
Washington (County of), PA Redevelopment Authority (Victory Centre);
Series 2018, Ref. RB	5.00%	07/01/2028	385	386,715
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,004,891
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,350,710
				281,200,409
Puerto Rico–10.06%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,285,861
Series 2005 A, RB(h)	0.00%	05/15/2050	17,475	3,604,689
Series 2005 B, RB(h)	0.00%	05/15/2055	7,700	935,873
Series 2008 A, RB(h)	0.00%	05/15/2057	9,870	471,498
Series 2008 B, RB(h)	0.00%	05/15/2057	28,400	858,441
Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	12,000	8,651,660
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(c)	5.25%	07/01/2031	2,660	2,712,994
Puerto Rico Sales Tax Financing Corp.; Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,219,227
				19,740,243
Virgin Islands–0.68%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2041	1,225	1,326,489
Guam–0.64%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	1,250	1,261,044
TOTAL INVESTMENTS IN SECURITIES(m)–154.72% (Cost $307,359,006)				303,528,185
FLOATING RATE NOTE OBLIGATIONS–(15.61)%
Notes with interest and fee rates ranging from 3.34% to 3.38% at 11/30/2025 and contractual maturities of collateral ranging from 06/01/2031 to 12/01/2058(n)				(30,615,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.14)%				(78,749,557)
OTHER ASSETS LESS LIABILITIES–1.03%				2,017,106
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$196,180,734
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $12,391,268, which represented 6.32% of the Trust’s Net Assets.

(g)	Restricted security. The value of this security at November 30, 2025 represented 1.44% of the Trust’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $13,700,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	12.08%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Trust’s investments with a value of $45,048,207 are held by TOB Trusts and serve as collateral for the $30,615,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2025, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust